Income Tax Matters, Components of Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets:
Loss and credit carryforwards	$ 375.6	$ 379.6
VEBAs	0	0.8
Other assets	39.6	25.9
Inventories and other	8.3	27.3
Valuation allowances	(18.8)	(20.1)
Total deferred income tax assets - net	404.7	413.5
Deferred income tax liabilities:
Property, plant and equipment	(67.2)	(61.9)
VEBAs	(47.6)	(59.5)
Total deferred income tax liabilities	(114.8)	(121.4)
Net deferred income tax assets	289.9	292.1
Net deferred income tax assets, current	63.0	46.8
Net deferred income tax assets, long term	$ 226.9	$ 245.3